Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005433 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005433 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005433 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005433 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005433 | Ameriprise Financial
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005433 | Axon Enterprise
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005433 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005433 | Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005433 | Fair Isaac
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005433 | Datadog
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005433 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000005433 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000005433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005433 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005433 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005433 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005433 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190557 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190557 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190557 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190557 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190557 | Ameriprise Financial
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190557 | Axon Enterprise
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190557 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190557 | Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190557 | Fair Isaac
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190557 | Datadog
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190557 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000190557 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000190557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000190557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000190557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000190557 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190557 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190557 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190557 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190557 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%